Significant Accounting Policies - Schedule of Classification of Financial Assets Under IFRS9 (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts receivable from card issuers	R$ 20,694,523	R$ 19,286,590
Current trade receivables	484,722	886,126
Other assets	236,099	332,864
Short-term investments	3,453,772	1,993,037
Total assets	42,245,440	42,097,012
Accounts payable to clients	16,614,513	15,726,502
Trade accounts payable	596,044	372,547
Loans and financing	1,847,407	2,578,755
Obligations to FIDC quota holders	975,248	2,227,174
Other liabilities	145,605	145,501
Total liabilities	R$ 29,295,416	R$ 28,469,792